Related party balances and transactions - Amounts due from related parties (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Related party balances and transactions
Amounts due from related parties		¥ 4,439,705
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Mr. Yuan Li | Related Party
Related party balances and transactions
Amounts due from related parties		¥ 4,439,705
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party